Note 3. Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
Note 3. INVENTORY

Net inventory, which includes a valuation reserve of $1,377, $1,557 and $1,787 in 2012, 2011 and 2010, respectively, consisted of the following components:

	December 31,
(in $000's)	2012	2011	2010
Raw materials	$2,662	$2,815	$3,097
Intransit finished goods	$950	$1,379	$948
Finished goods	$7,205	$4,915	$4,555
Total	$10,817	$9,109	$8,600